ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 102,032	$ 93,178	$ 106,527
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	25,019	23,151	36,053
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	77,013	70,027	70,474
Israel [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,464	2,893	6,289
Israel [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,624	4,031	3,704
United States [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	14,181	13,013	19,004
United States [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	47,749	41,019	40,047
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	7,374	7,245	10,760
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 25,640	$ 24,977	$ 26,723